ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Tables) (Parent)	12 Months Ended
Dec. 31, 2014
Parent
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS
Financial information of parent company, Condensed Balance Sheets

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2013 RMB	2014 RMB	2014 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	6,752	1,174	189
Restricted cash	—	—	—
Amounts due from subsidiaries, associates and related parties	125,847	128,046	20,637
Prepaid expenses and other current assets	868	771	125
Total current assets	133,467	129,991	20,951
Non-current assets:
Long-term investments	181,761	79,799	12,861

Total assets	315,228	209,790	33,812

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	3,962	3,461	557
Amounts due to subsidiaries, associates and related parties	11,890	15,658	2,524

Total liabilities	15,852	19,119	3,081

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 668,759 and 669,233 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	4,946	4,946	798
Additional paid-in capital	1,036,120	1,036,336	167,027
Statutory reserves	5,595	5,595	902
Accumulated deficit	(747,285)	(856,209)	(137,996)

Total shareholders' equity	299,376	190,671	30,731

Total liabilities and shareholders' equity	315,228	209,790	33,812

Financial information of parent company, Condensed Statements of Operations

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2012 RMB	2013 RMB	2014 RMB	2014 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(15,263)	(11,127)	(7,003)	(1,129)
Net change in fair value	1,536	(103)	52	8

Total costs and expenses	(13,727)	(11,230)	(6,951)	(1,121)

Loss from operations	(13,727)	(11,230)	(6,951)	(1,121)
Interest income	61	21	16	3
Foreign currency exchange gain loss	(48)	(87)	(27)	(4)

Loss before share of subsidiaries' and associates loss	(13,714)	(11,296)	(6,962)	(1,122)
Share of subsidiaries' and associates' loss	(34,276)	(61,855)	(101,962)	(16,433)

Net loss	(47,990)	(73,151)	(108,924)	(17,555)
Accretion of convertible redeemable preferred shares	—	—	—	—
Income allocated to participating preferred shareholders	—	—	—	—

Net loss attributable to ordinary shareholders	(47,990)	(73,151)	(108,924)	(17,555)

Financial information of parent company, Condensed Statements of Cash Flows

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2012 RMB	2013 RMB	2014 RMB	2014 US$
				(Note 2(c))
Net cash used in operating activities	(12,525)	(14,777)	(5,667)	(913)
Net cash used in investing activities	—	—	—	—
Cash flow from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	—	185	77	12
Net cash provided by financing activities	—	185	77	12
Effect of exchange rate changes on cash and cash equivalents	(102)	(109)	12	2

Net (decrease) increase in cash and cash equivalents	(12,627)	(14,701)	(5,578)	(899)
Cash and cash equivalents at the beginning of year	34,080	21,453	6,752	1,088

Cash and cash equivalents at the end of year	21,453	6,752	1,174	189